Property and equipment	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Property and equipment

Note 3—Property and equipment

Property and equipment, net is comprised of the following at December 31 (in thousands):

	2021	2020
Computers, equipment and software	$2,968	$2,431
Customer equipment	1,122	913
Furniture and fixtures	1,570	1,130
Leasehold improvements	3,769	3,020
	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	$2,611	$2,289

Property and equipment amortization and depreciation expenses for the years ended December 31, 2021 and 2020 totaled $1.6 million and $1.6 million, respectively.